Land Use Rights (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Land Use Rights [Abstract]
Schedule of land use rights
	December 31, 2020	December 31, 2019
Land use rights	$1,097,384	$1,028,041
Accumulated amortization	(88,379)	(54,817)
Land use rights, net	$1,009,005	$973,224

Schedule of estimated future amortization expense for land use rights
Years ended December 31,	Amortization expense
2021	$21,070
2022	21,070
2023	21,070
2024	21,070
2025	21,070
Thereafter	903,655
$1,009,005